REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Revenue by major category and reportable segment is set forth below:

	Year ended 31 December 2025
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Fixed:	974.0	505.9	—	1,479.9
Subscription	933.6	307.0	—	1,240.6
Non-subscription and hardware	40.4	198.9	—	239.3
Mobile:	1,027.9	347.1	—	1,375.0
Subscription	821.9	267.9	—	1,089.8
Non-subscription and hardware	206.0	79.2	—	285.2
Other:	105.3	6.0	17.2	128.5
Total	2,107.2	859.0	17.2	2,983.4

	Year ended 31 December 2024[4]
	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Fixed:	1,047.4	483.1	—	1,530.5
Subscription	1,003.3	295.8	—	1,299.1
Non-subscription and hardware	44.1	187.3	—	231.4
Mobile:	1,033.0	344.5	—	1,377.5
Subscription	824.6	264.4	—	1,089.0
Non-subscription and hardware	208.4	80.1	—	288.5
Other:	92.7	2.7	14.6	110.0
Total	2,173.1	830.3	14.6	3,018.0

	Year ended 31 December 2023[5]
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Fixed:	1,107.4	437.9	—	1,545.3
Subscription	1,059.2	276.2	—	1,335.4
Non-subscription and hardware	48.2	161.7	—	209.9
Mobile:	1,045.2	336.5	—	1,381.7
Subscription	843.0	254.3	—	1,097.3
Non-subscription and hardware	202.2	82.2	—	284.4
Other:	94.5	2.2	11.5	108.2
Total	2,247.1	776.6	11.5	3,035.2
[4] Reclassified to conform with 2025 presentation of product hierarchies (see details below).
[5] Reclassified to conform with 2025 presentation of product hierarchies (see details below).

Disclosure of contract costs
The following table provides information about contract assets and contract liabilities from contracts with customers.

	31 December
CHF in millions	2025	2024	2023
Contract assets	9.9	27.8	31.7

The following table includes revenue from contracts with an original duration of more than one year which is expected to be recognised in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	Year ended 31 December
CHF in millions	2026	2027	2028
Telecommunications services (mobile and fixed)	47.7	34.2	19.9

Disclosure of contract liabilities

	31 December
CHF in millions	2025	2024	2023
Contract liabilities to residential customers	38.8	46.1	43.1
Contract liabilities to business customers	30.6	28.0	36.3
Contract liabilities to other telecommunications services	0.1	0.8	0.5
Total	69.5	74.9	79.8
Thereof current portion of contract liabilities	66.2	71.3	66.7
Thereof non-current portion of contract liabilities	3.3	3.5	13.1

Disclosure of assets recognised from costs to obtain or fulfil contracts with customers

CHF in millions	2025	2024	2023
Balance as of 1 January	80.4	69.3	62.5
Additional capitalised contract cost	81.5	88.1	71.6
Amortised contract cost	(79.5)	(77.0)	(64.8)
Balance as of 31 December	82.4	80.4	69.3

Description of accounting adjustments in prior periods	Consequently, the 2024 and 2023 amounts shown in the tables above include the following reclassifications within the segments:

	Year ended 31 December
	2024
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.6	0.1
Subscription	15.5	2.4
Non-subscription and hardware	30.1	(2.3)
Mobile revenue:	(8.1)	0.6
Subscription	(8.9)	(1.8)
Non-subscription and hardware	0.8	2.4
Other	(37.5)	(0.7)
Total revenue	—	—

	Year ended 31 December
	2023
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.7	0.5
Subscription	16.1	2.8
Non-subscription and hardware	29.6	(2.3)
Mobile revenue:	(7.1)	0.3
Subscription	(9.9)	(0.4)
Non-subscription and hardware	2.8	0.7
Other	(38.6)	(0.8)
Total revenue	—	—

	Year ended 31 December
CHF in millions	2024	2023
Marketing & commissions	0.1	(0.2)
Network related costs	24.5	16.9
Professional services	21.7	18.6
Facility & energy	1.9	0.7
IT expenses	(41.6)	(29.4)
Administration	(5.0)	(0.1)
Call centre services	(6.1)	(7.8)
Allowance for receivables	4.5	1.3
Other expenses	—	—
Total other operating expenses	—	—
Consequently, the 2024 and 2023 net carrying amounts shown in the tables above include the following reclassifications between the newly defined (stated in the columns) and previously reported (stated in the rows) asset categories:

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2023
Distribution systems	681.7	—	—	—	—	681.7
Customer premises equipment	39.5	168.8	—	—	—	208.3
Support equipment and buildings	963.4	—	84.2	10.6	—	1,058.2
Assets under construction	—	—	—	—	347.5	347.5
Total	1,684.6	168.8	84.2	10.6	347.5	2,295.7

CHF in millions	Network	Customer Premises Equipment	Leasehold Improvement and Support Capital	Land and Buildings	Assets Under Construction	Total
Balance at 31 December 2024
Distribution systems	427.8	—	—	—	—	427.8
Customer premises equipment	44.0	188.8	—	—	—	232.8
Support equipment and buildings	1,043.1	—	108.3	6.8	—	1,158.2
Assets under construction	—	—	—	—	519.7	519.7
Total	1,514.9	188.8	108.3	6.8	519.7	2,338.5